Operating segment information (Tables)	3 Months Ended
Mar. 31, 2024
Operating Segment Information
Schedule of operating segment information

	January to March 2024
	Sanitation (i)	Reconciliation to the income statement (ii)	Balance according to the financial statements
Gross operating revenue	5,661,099	1,336,778	6,997,877
Gross sales deductions	(437,631)	-	(437,631)
Net operating revenue	5,223,468	1,336,778	6,560,246
Costs, selling, general, and administrative expenses	(3,607,447)	(1,306,723)	(4,914,170)
Income from operations before other operating expenses, net and equity accounting	1,616,021	30,055	1,646,076
Other operating income (expenses), net			7,086
Equity results of investments			8,893
Financial result, net			(338,195)
Income from operations before taxes			1,323,860
Depreciation and amortization	(773,785)	-	(773,785)

	January to March 2023
	Sanitation (i)	Reconciliation to the income statement (ii)	Balance according to the financial statements
Gross operating revenue	4,909,274	1,179,534	6,088,808
Gross sales deductions	(390,439)	-	(390,439)
Net operating revenue	4,518,835	1,179,534	5,698,369
Costs, selling, general, and administrative expenses	(3,173,849)	(1,153,015)	(4,326,864)
Income from operations before other operating expenses, net and equity accounting	1,344,986	26,519	1,371,505
Other operating income (expenses), net			14,634
Equity results of investments			6,334
Financial result, net			(259,528)
Income from operations before taxes			1,132,945
Depreciation and amortization	(657,145)	-	(657,145)

(i)	See Note 31 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additional information on long-lived assets.
(ii)	Construction revenue and related costs are not reported to the CODM. Revenue from construction is recognized under IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are met over time. See Note 13 (b) for further information.